UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22602

COTTONWOOD MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

225 West Washington Street, 21st Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices, Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Daniel T. Hart Cortland Fund Services LLC 225 West Washington Street, Suite 1450 Chicago, Illinois 60606	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 11300 Tomahawk Creek Pkwy., Ste 310 Leawood, KS 66221 (913) 660-0778

Registrant's telephone number, including area code: (312) 564-5100

Date of fiscal year end: Last Day of February

Date of reporting period: 8/31/2014

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Armour Tactical Flex Fund (ARMFX)

August 31, 2014

(Unaudited)

ARMOUR TACTICAL FLEX FUND

PORTFOLIO ILLUSTRATION

AUGUST 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund’s underlying securities represented as a percentage of the portfolio of investments.

Exchange Traded Funds
22.53%
Cash Equivalents
77.47%

	Armour Tactical Flex Fund
	Schedule of Investments
	August 31, 2014 (Unaudited)

Shares		Fair Value

EXCHANGE TRADED FUNDS - 22.85%
104	iShares Core S&P 500 ETF	$ 21,004
20	Vanguard Energy ETF *	2,845
69	Vanguard Financials ETF	3,266
36	Vanguard Information Technology ETF *	3,652
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $27,082) - 22.85%		30,767

SHORT TERM INVESTMENTS - 78.55%
105,790	Federated Prime Obligations Fund - Institutional Class, #10, 0.03%, (Cost $105,790) **	105,790

TOTAL INVESTMENTS (Cost $132,872) - 101.40%		136,557

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.40)%		(1,890)

NET ASSETS - 100.00%		$ 134,667

* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at August 31, 2014.
The accompanying notes are an integral part of these financial statements.

Armour Tactical Flex Fund
Statement of Assets and Liabilities
August 31, 2014 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $132,872)	$ 136,557
Receivables:
Dividends and Interest	2
Total Assets	136,559
Liabilities:
Advisory Fees	1,070
Service Fees	822
Total Liabilities	1,892
Net Assets	$ 134,667

Net Assets Consist of:
Paid In Capital	$ 122,942
Accumulated Undistributed Net Investment Loss	(997)
Accumulated Undistributed Realized Gain on Investments	9,037
Unrealized Appreciation in Value of Investments	3,685
Net Assets for 11,289 Shares Outstanding	$ 134,667
(Unlimited number of shares authorized without par value)

Net Asset Value, Offering Price Per Share, and Redemption Price Per Share	$ 11.93

The accompanying notes are an integral part of these financial statements.

Armour Tactical Flex Fund
Statement of Operations
For the six months ended August 31, 2014 (Unaudited)

Investment Income:
Dividend Income	$ 171
Interest Income	9
Total Investment Income	180

Expenses:
Advisory Fees	543
Service Fees	417
Total Expenses	960

Net Investment Loss	(780)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	3,350
Net Change in Unrealized Appreciation on Investments	1,460
Net Realized and Unrealized Gain on Investments	4,810

Net Increase in Net Assets Resulting from Operations	$ 4,030

The accompanying notes are an integral part of these financial statements.

Armour Tactical Flex Fund
Statement of Changes in Net Assets

	(Unaudited)
	Six Months Ended	Period Ended *
	8/31/2014	2/28/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (780)	$ (718)
Net Realized Gain on Investments	3,350	6,339
Change in Unrealized Appreciation on Investments	1,460	2,225
Net Increase in Net Assets Resulting from Operations	4,030	7,846

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	(151)
Total Dividends and Distributions Paid to Shareholders	-	(151)

Capital Share Transactions (See Note 5)	50,000	72,942

Total Increase in Net Assets	54,030	80,637

Net Assets:
Beginning of Period	80,637	-

End of Period (including accumulated undistributed net investment loss of $(997) and $(217), respectively)	$ 134,667	$ 80,637

* For the period March 29, 2013 (commencement of investment operations) through February 28, 2014.
The accompanying notes are an integral part of these financial statements.

Armour Tactical Flex Fund
Financial Highlights
Selected data for a share outstanding throughout the period

	(Unaudited)
	Six Months Ended		Period Ended	(a)
	8/31/2014		2/28/2014

Net Asset Value, at Beginning of Period	$ 11.41		$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.08)		(0.13)
Net Realized and Unrealized Gain on Investments	0.60		1.56
Total from Investment Operations	0.52		1.43

Distributions From:
Net Investment Income	-		-
Net Realized Gain	-		(0.02)
Total from Distributions	-		(0.02)

Net Asset Value, at End of Period	$ 11.93		$ 11.41

Total Return **	4.56%	(b)	14.33%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 135		$ 81
Ratio of Expenses to Average Net Assets	1.75%	(c)	1.75%	(c)
Ratio of Net Investment Loss to Average Net Assets	(1.42)%	(c)	(1.35)%	(c)
Portfolio Turnover	38.18%	(b)	805.61%	(b)

(a) For the period March 29, 2013 (commencement of investment operations) through February 28, 2014.
(b) Not Annualized
(c) Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

Armour Tactical Flex Fund
NOTES TO FINANCIAL STATEMENT

AUGUST 31, 2014 (UNAUDITED)

1.  ORGANIZATION

Cottonwood Mutual Funds (the “Trust”) is an open-end management investment company organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on August 31, 2011.  The Trust currently consists of three series of shares of beneficial interest (“shares”). The Armour Tactical Flex Fund (the “Fund”) commenced operations on March 29, 2013. The Fund is a diversified fund. The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each series. The investment adviser to the Fund is ArmourWealth Management, LLC (“Adviser”), formerly known as ArmourWealth, Inc. The Fund’s investment objective is long-term capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

ORGANIZATIONAL AND OFFERING EXPENSES:  All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 and 2014 tax returns. The Fund identifies its major tax jurisdiction as U.S. Federal and state tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended August 31, 2014, the Fund did not incur any interest or penalties. The Fund’s tax filings are open for examination for all tax periods since inception.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities.

3.  SECURITIES VALUATIONS

As described in Note 2, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to the valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (including exchange traded funds and exchange traded notes) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Generally if the security is traded in an active market and is valued at the last sales price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price the position is generally categorized as Level 2. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized in Level 2 or Level 3, when appropriate.

Money Markets - Money market securities are generally priced at the ending value at $1 NAV (“Net Asset Value”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities - Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as Level 2.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 30,767	$ -	$ -	$ 30,767
Short-Term Investments	105,790	-	-	105,790
Total	$ 136,557	$ -	$ -	$ 136,557

The Fund did not hold any Level 3 assets (those valued using significant unobservable inputs) during the six months ended August 31, 2014. The Fund did not hold derivative instruments during the six months ended August 31, 2014.  For more detail on the industry classification of investments, please refer to the Fund’s Schedule of Investments. There were no transfers into or out of the levels during the six months ended August 31, 2014. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services the Adviser receives an investment management fee equal to 0.99% of the average daily net assets of the Fund.  For the six months ended August 31, 2014, the Adviser earned $543 in advisory fees.  At August 31, 2014, the Fund owed the Adviser $1,070 for advisory fees.

Under the Services Agreement, the Adviser receives an additional fee of 0.76% of the average daily net assets of the Fund, and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses.  For the six months ended August 31, 2014, the Adviser earned $417 in service fees.  At August 31, 2014, the Fund owed the Adviser $822 for service fees.

ADMINISTRATOR: Control individuals, Mr. Daniel Hart and Mr. Greg Myers of Cortland Fund Services, LLC (the “Administrator”) also serve as trustees/officers of the Fund. The individuals receive benefits from the Administrator resulting from administrative fees paid to the Administrator of the Fund by the Adviser.

5.  CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital for the Fund at August 31, 2014 was $122,942 representing 11,289 shares outstanding.

Transactions in capital stock for the six months ended August 31, 2014 and period March 29, 2013 (commencement of investment operations) through February 28, 2014 were as follows:

	Six months ended August 31, 2014		March 29, 2013 through February 28, 2014
	Shares	Amount	Shares	Amount
Shares sold and proceeds received	4,219	$ 50,000	7,056	$ 72,791
Shares issued in reinvestment of distributions	-	-	14	151
Shares redeemed and proceeds paid	(-)	(-)	(-)	(-)
Net increase	4,219	$ 50,000	7,070	$ 72,942

6.  INVESTMENTS

For the six months ended August 31, 2014, the cost of purchases and the proceeds from sales, other than U.S. Government Securities, and short-term securities, aggregated $10,677 and $34,806, respectively.

7.  TAX MATTERS

As of February 28, 2014, the tax basis components of distributable earnings (accumulated losses) for the Fund were as follows:

Accumulated Net Investment Loss	$ (217)
Accumulated Undistributed capital gain	5,687
Unrealized appreciation	2,225
$ 7,695

Accumulated net investment losses represent the deferral of late year losses totaling $217.

For Federal income tax purposes, the cost of investments owned at August 31, 2014, was $132,872. At August 31, 2014, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) on investments was as follows:

Gross unrealized appreciation on investment securities	$ 3,685
Gross unrealized depreciation on investment securities	(-)
Net unrealized appreciation on investment securities	$ 3,685

There was a $0.02147 per share, ordinary income distribution, paid on December, 24, 2013, for a total distribution of $151.

There were no distributions paid during the six months ended August 31, 2014.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2014, Brad and Karen Rosenberger owned approximately 45.71% of the outstanding shares of the Fund and Perry Pirsch owned approximately 37.38% of the outstanding shares of the Fund.

9.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and require additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

10.  UNCERTAINTY

As described in Note 4, the Adviser has agreed to pay certain operating expenses of the Fund in accordance with the Services Agreement through the coming fiscal year.  The Adviser is focused on growing the Fund to support the Fund’s operating expenses.  Additionally, the Adviser believes it has sufficient cash reserves to support the Fund in the event the Fund is unable to achieve a self-sustaining level of operations.  To the extent that the Adviser determines that it is no longer economically viable to continue to manage the Fund, the Board of Trustees will evaluate its options and determine the best course of action at that time.  These conditions raise substantial doubt about the Fund’s ability to continue as a going concern.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Armour Tactical Flex Fund
Expense Illustration
August 31, 2014 (Unaudited)

Expense Example

As a shareholder of the Armour Tactical Flex Fund (the "Fund"), you incur ongoing costs which typically consist of management fees and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period, March 1, 2014 through August 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2014	August 31, 2014	March 1, 2014 to August 31, 2014

Actual	$1,000.00	$1,045.57	$9.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.38	$8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

ARMOUR TACTICAL FLEX FUND

ADDITIONAL INFORMATION

AUGUST 31, 2014 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on May 31 and November 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (855) 270-2675, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (855) 270-2675 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (855) 270-2675 to request a copy of the SAI or to make shareholder inquiries.

Investment Adviser

ArmourWealth Management, LLC

Administrator

Cortland Fund Services, LLC

Dividend Paying Agent,

Shareholder Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Distributor

Rafferty Capital Markets, LLC

Custodian
UMB Bank, N.A.

Legal Counsel

The Law Offices of John H. Lively & Associates, Inc.

A member firm of the 1940 Act Law Group™

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not yet applicable.

Item 9.  Purchase of Equity Securities By Closed End Management Investment Company and Affiliate purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Changes.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cottonwood Mutual Funds

By /s/ Daniel T. Hart

 Daniel T. Hart

 Trustee and Principal Executive Officer

Date: November 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Daniel T. Hart

Daniel T. Hart

Trustee and Principal Executive Officer

/s/ Greg Myers

Greg Myers

Treasurer and Principal Financial Officer

Date: November 4, 2014

* Print the name and title of each signing officer next his signature.